N-6	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2024
Amendment Flag	false
C000199093 [Member]
Prospectus:
Investment Options (of Other Amount) Minimum [Percent]	0.12%
Other Annual Expense (of Other Amount), Minimum [Percent]	0.12%
Portfolio Company Expenses Minimum [Percent]	0.12%
C000199093 [Member] | Fidelity VIP Extended Market Index Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Extended Market Index Portfolio – Initial Class
Current Expenses [Percent]	0.12%
C000199093 [Member] | Fidelity VIP International Index Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP International Index Portfolio – Initial Class
Current Expenses [Percent]	0.16%